Annual Operating Expenses {- Fidelity® Series Commodity Strategy Fund} - 07.31 Fidelity Series Commodity Strategy Fund Series PRO-08 - Fidelity® Series Commodity Strategy Fund - Fidelity Series Commodity Strategy Fund-Default
Sep. 29, 2021
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none